Financial instruments (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financial instruments
Interest rate yield curves used as a reference rate	OIS
Variable rate used as a reference rate	LIBOR
Loss from change in reference rate	57
Positive Impact of the refinement in the Group's approach for determing the loss given default parameter used in the valuation model for its corporate loan book	72